Derivatives - Foreign currency agreements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Number of foreign currency agreements (Euro/US dollar contracts)	10		16
Foreign currency agreements value	$ 16,000		$ 25,000
Average forward rate	1.285		1.3422
Forward rate contract expiration frequency	monthly intervals in 2012		monthly intervals in 2012
Gain (Loss) on derivative instruments from forward contracts	$ 838	$ 1,639